Description of Organization, Business Operations, Going Concern - Additional Information (Details) - USD ($)						2 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended
	Jul. 06, 2021	Mar. 31, 2021	Mar. 30, 2021	Mar. 26, 2021	Jan. 29, 2021	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Feb. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock, par value (in USD per share)									$ 0.0001		$ 0.0001	$ 0.0001
Khosla
Class of Stock [Line Items]
Shares issued, price per share (in USD per share)				$ 10.00
Proceeds from issuance initial public offering				$ 400,000,000
Proceeds from issuance of private placement		$ 11,326,880				$ 11,326,880		$ 407,339,180	$ 407,339,180
Deferred underwriting fees payable								14,572,044	14,572,044
Threshold percentage of stock price trigger obligation to redeem (as a percent)			100.00%			100.00%
Number of months after the expiry date within which the public shares shall be redeemed			24 months			24 months
Proportion of net assets of the target company excluding the amount of any deferred underwriting commissions (as a percent)	80.00%					80.00%
Equity method investment, ownership (as a percent)	50.00%	50.00%				50.00%
Per share amount to be maintained in the trust account (in USD per share)	$ 10.00	$ 10.00				$ 10.00
Maturity of investment held in trust account	180 days					180 days
Interest expense, trust account					$ 100,000	$ 100,000
Cash							$ 978,280	978,280	572,360
Marketable securities held in Trust Account							416,350,445	416,350,445	416,354,760
Working capital							1,461,803	1,461,803	619,445
Gain on marketable securities (net), dividends and interest, held in Trust Account							$ 6,327	6,327
Sponsor contribution for class B and K common stock								25,000	$ 25,000
Khosla | Working Capital Loans
Class of Stock [Line Items]
Converted amount of debt instrument								$ 1,500,000
Convertible debt, conversion price (in USD per share)							$ 10.00	$ 10.00
Khosla | Sponsor
Class of Stock [Line Items]
Maximum borrowing capacity										$ 300,000
Proceeds from debt				$ 3,000,000
Khosla | Asset Held In Trust Account
Class of Stock [Line Items]
Shares issued, price per share (in USD per share)		$ 10.00			$ 10.00	$ 10.00
Khosla | Public Stockholders
Class of Stock [Line Items]
Net tangible assets	$ 5,000,001					$ 5,000,001
Proportion of public shareholding eligible for redemption without prior consent (as a percent)					15.00%	15.00%
Proportion of public shareholding eligible for redemption on non occurrence of business combination (as a percent)					100.00%	100.00%
Khosla | Class A Common Stock
Class of Stock [Line Items]
Sale of Private Placement Shares (in shares)				41,634,412
Common stock, par value (in USD per share)				$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Khosla | IPO
Class of Stock [Line Items]
Sale of Private Placement Shares (in shares)			416,334,120
Shares issued, price per share (in USD per share)				$ 10.00
Proceeds from issuance initial public offering				$ 3,000,000
Sale of stock, number of shares issued in transaction (in shares)			416,334,120
Sale of stock, price per share (in USD per share)			$ 10
Deferred underwriting fees payable			$ 14,572,044
Khosla | IPO | Class A Common Stock
Class of Stock [Line Items]
Sale of Private Placement Shares (in shares)				40,000,000
Common stock, par value (in USD per share)				$ 0.0001
Shares issued, price per share (in USD per share)				$ 10.00
Sale of stock, number of shares issued in transaction (in shares)				41,634,412
Sale of stock, price per share (in USD per share)				$ 10.00
Khosla | Over-Allotment Option | Class A Common Stock
Class of Stock [Line Items]
Sale of Private Placement Shares (in shares)			16,344,118	1,634,412
Shares issued, price per share (in USD per share)				$ 10.00
Khosla | Private Placement | Class A Common Stock
Class of Stock [Line Items]
Sale of Private Placement Shares (in shares)		32,688		1,100,000
Common stock, par value (in USD per share)				$ 0.0001
Shares issued, price per share (in USD per share)		$ 10.00		$ 10.00		$ 10.00
Proceeds from issuance of private placement		$ 326,880		$ 11,000,000		$ 11,326,880
Sale of stock, number of shares issued in transaction (in shares)				1,100,000
Sale of stock, price per share (in USD per share)				$ 10.00
Khosla | Private Placement | Class A Common Stock | Sponsor
Class of Stock [Line Items]
Proceeds from issuance of private placement				$ 11,326,880